Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006
Tele:  202.261.3300
Fax:  202.261.3333

May 5, 2003

Via Edgar

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Neuberger Berman Advisers Management Trust
       (File Nos. 2-88566 and 811-4255)

Dear Sir or Madam:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the individual Prospectuses and joint Statement of Additional Information with respect to each Portfolio of the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Registrant's Post-Effective Amendment No. 43 to its registration statement on Form N-1A as filed with the U.S. Securities and Exchange Commission in electronic format on April 29, 2003.

Sincerely,

/s/ Sanjay Lamba

Sanjay Lamba

cc: David L. Katz
       Neuberger Berman Management Inc.